INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 1	$ (1,030)	$ 2	$ 1	$ 1	$ 1	$ 146	$ 2	$ 2	$ 2	$ 4	$ 4	$ (1,026)	$ 151	$ (2,002)
Valuation allowance		162,496				47,672							162,496	47,672	19,800
State operating loss carryforward		546,800											546,800
Tax credit carryforward		19,100				11,400							19,100	11,400
Unrecognized tax benefits		7,392				432							7,392	432	140	$ 140
Penalties and interest accrued		0				$ 0							0	0
Penalties and interest expense													0	$ 0	$ 0
Year 2037
Operating Loss Carryforwards [Line Items]
Federal operating loss carryforward		11,000											11,000
Indefinite
Operating Loss Carryforwards [Line Items]
Federal operating loss carryforward		$ 518,000											$ 518,000